General and Administrative (Tables)	12 Months Ended
Dec. 31, 2017
General and Administrative [Abstract]
Schedule of general and administrative
	Year ended December 31,
	2017	2016	2015

	USD in thousands

Payroll and related expenses (*)	1,532	815	15
Share-based payments to service providers	452	59	--
Professional services	1,213	829	4
Directors fees and insurance (**)	320	93	--
Travel expenses	65	36	2
Rent and office maintenance	38	90	4
Consultation fees to a related party	--	470	--
Other	133	235	1
	3,753	2,627	26

(*) Includes Share-based payment of USD 905 and USD 346 in 2017 and 2016, respectively.

(**) Includes Share-based payment of USD 164.